Notes Payable - Schedule of Notes Payable (Details) (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Aug. 03, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 31, 2011	Dec. 20, 2011
Notes payable interest rate			10.00%	10.00%	8.00%		10.00%
Discount on secured notes payable	$ 0	$ 93,168
12% Notes Payable Entered In August 2011 [Member]
Notes payable interest rate	12.00%	12.00%
12% Notes Payable Entered In August 2011 [Member]
Notes payable interest rate						12.00%
8% Notes Payable Entered In November 2011 [Member]
Notes payable interest rate	8.00%	8.00%				8.00%
8% Notes Payable Entered In January 2012 [Member]
Notes payable interest rate	8.00%	8.00%				8.00%
10% Secured Notes Payable Entered In December 2011 [Member]
Notes payable interest rate	10.00%	10.00%				10.00%
Discount on secured notes payable		0				91,120
12% Notes Payeble Entered In August And September 2013 [Member]
Notes payable interest rate	12.00%
12% Secured Notes Payable Enterted In September 2013
Notes payable interest rate	12.00%
Notes Payable To Individual [Member]
Interest due	$ 5,000